Other Income and Expenses - Summary of Other Operating Income (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Analysis of Income and Expense [line items]
Dilution gain	[1]	¥ 1,895	¥ 2,635	¥ 434
Snow Corporation [member]
Disclosure of Analysis of Income and Expense [line items]
Dilution gain		947	¥ 2,310
LINE Mobile Corporation [member]
Disclosure of Analysis of Income and Expense [line items]
Dilution gain		¥ 948

[1]	Dilution gain included gain of 2,310 million yen for the year ended December 31, 2018 in connection with third-party allotments by Snow Corporation, an associate of the Group. Dilution gain included gain of 948 million yen for the year ended December 31, 2019 in connection with third-party allotments by LINE Mobile Corporation, an associate of the Group, and dilution gain included gain of 947 million yen in connection with third-party allotments by Snow Corporation, an associate of the Group.